UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03726

Dreyfus New York Tax-Exempt Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/15

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus New York Tax Exempt Bond Fund, Inc.

SEMIANNUAL REPORT November 30, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

FOR MORE INFORMATION

Back Cover

Dreyfus New York Tax Exempt Bond Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus New York Tax Exempt Bond Fund, Inc., covering the six-month period from June 1, 2015, through November 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets proved volatile over the reporting period amid choppy U.S. and global economic growth. Employment and housing market gains helped U.S. stocks advance over the reporting period’s first half, driving some broad measures of market performance to new record highs in the spring. Although those gains were erased over the summer when global economic instability undermined investor sentiment, a renewed rally in the fall enabled most stock indices to end the reporting period in mildly positive territory. In contrast, international stocks mostly provided negative results, but developed markets fared better than emerging markets amid falling commodity prices and depreciating currency values. U.S. bonds produced modestly positive total returns overall, with municipal bonds achieving higher returns, on average, than U.S. government securities and corporate-backed bonds.

We expect market volatility to persist over the near term until investors see greater clarity regarding domestic and global economic conditions. Our investment strategists and portfolio managers are monitoring developments carefully, keeping a close watch on credit spreads, currency values, commodity prices, corporate profits, economic trends in the emerging markets, and other developments that could influence investor sentiment. Over the longer term, we remain confident that markets are likely to benefit as investors increasingly recognize that inflation is likely to stay low, economic growth expectations are stabilizing, and monetary policies remain accommodative in most regions of the world. In our view, investors will continue to be well served under these circumstances by a long-term perspective and a disciplined investment approach.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
December 17, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2015, through November 30, 2015, as provided by Thomas Casey and Daniel Rabasco, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended November 30, 2015, Dreyfus New York Tax Exempt Bond Fund, Inc. achieved a total return of 2.55%.1 In comparison, the Barclays Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within New York, achieved a total return of 2.37% for the same period.2

Municipal bonds gained a degree of value over the reporting period despite heightened volatility amid shifting global economic sentiment. The fund produced higher returns than its benchmark, mainly due to an emphasis on higher yielding, revenue-backed bonds.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal, New York state, and New York city income taxes as is consistent with the preservation of capital. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state, and New York city personal income taxes. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity. The fund will invest at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“junk” bonds) or the unrated equivalent as determined by Dreyfus.

The portfolio managers focus on identifying undervalued sectors and securities, and minimize the use of interest rate forecasting. The portfolio managers select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. The portfolio managers actively trade among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.

Improving Credit Quality Supported Municipal Bonds

Unlike most other financial markets during the reporting period, municipal bonds encountered less volatility stemming from bouts of economic uncertainty. The reporting period began in the midst of rising long-term interest rates as U.S. economic growth reaccelerated from an earlier soft patch. However, renewed concerns about global economic instability—including a debt crisis in Greece, as well as a persistent economic slowdown and currency devaluation in China—pushed bond yields lower and prices higher over the summer. In the fall, declining commodity prices and global economic instability continued to put downward pressure on bond yields. The resulting market volatility had a smaller impact on municipal bonds than U.S. Treasuries.

The municipal bond market also weathered higher new issuance volumes which resulted from issuers rushing to refinance existing debt before expected hikes in short-term interest rates. Meanwhile, demand for municipal bonds remained strong and steady as investors were

DISCUSSION OF FUND PERFORMANCE (continued)

attracted to competitive after-tax yields compared to U.S. Treasury securities, even as they adopted more risk-averse investment postures during a time of economic uncertainty.

Municipal bonds further benefited during the reporting period from improving credit conditions as tax revenues continued to climb beyond pre-recession levels for many states and local municipalities. New York ranked as one of the leaders of the national economic recovery due to higher-than-projected tax collections, ample reserve balances, and low unfunded pension liabilities.

Revenue Bonds Bolstered Fund Results

The fund achieved positive relative results by favoring revenue bonds over general obligation and escrowed bonds. Results were particularly strong for A and BBB rated bonds backed by hospitals, airports, industrial development projects, water facilities, and the state’s settlement of litigation with U.S. tobacco companies. The fund further benefited from lack of direct exposure to struggling Puerto Rico bonds. On the other hand, higher quality holdings, including those backed by education facilities and special taxes, detracted slightly from relative results.

Our interest-rate strategies generally proved effective over the reporting period. A modestly long average duration, an emphasis on intermediate and longer term maturities, and a correspondingly light position in short maturities helped the fund earn higher levels of current income and capture gains when yield differences narrowed along the market’s maturity spectrum.

A Constructive Investment Posture

We remain optimistic regarding the prospects for the municipal bond market as the U.S. economy continues to grow and fiscal conditions generally improve. Therefore, we have looked for opportunities to add higher yielding securities when attractively valued opportunities arise. We have retained the fund’s focus on revenue-backed bonds, and we have maintained a slightly long average duration. Conversely, we have established underweighted positions in shorter term securities that could prove vulnerable to rising short-term interest rates. Indeed, soon after the reporting period’s end, the Federal Reserve Board implemented its first short-term rate hike in nearly 10 years.

December 17, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

1 Total return includes reinvestment of dividends. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New York residents. Capital gains, if any, are fully taxable.
2  SOURCE: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Barclays Municipal Bond Index is a widely accepted, unmanaged, and geographically unrestricted total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New York Tax Exempt Bond Fund, Inc. from June 1, 2015 to November 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2015

Expenses paid per $1,000†	$3.70
Ending value (after expenses)	$1,025.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2015

Expenses paid per $1,000†	$3.69
Ending value (after expenses)	$1,021.35

† Expenses are equal to the fund’s annualized expense ratio of .73%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2015 (Unaudited)

Long-Term Municipal Investments - 99.4%	Coupon Rate (%)	Maturity Date	PrincipalAmount ($)		Value ($)
New York - 98.2%
Albany Industrial Development Agency, Civic Facility Revenue (Saint Peter's Hospital of the City of Albany Project) (Prerefunded)	5.25	11/15/17	4,050,000	[a]	4,407,777
Albany Industrial Development Agency, Civic Facility Revenue (Saint Peter's Hospital of the City of Albany Project) (Prerefunded)	5.75	11/15/17	2,000,000	[a]	2,196,100
Build New York City Resource Corporation City University of New York, Queens College, Revenue (Q Student Residences, LLC Project)	5.00	6/1/38	1,000,000		1,127,910
Build New York City Resource Corporation City University of New York, Queens College, Revenue (Q Student Residences, LLC Project)	5.00	6/1/43	1,350,000		1,507,815
Hempstead Local Development Corporation, Revenue (Molloy College Project)	5.70	7/1/29	5,000,000		5,602,050
Hudson Yards Infrastructure Corporation, Hudson Yards Senior Revenue	5.75	2/15/47	5,500,000		6,281,880
JPMorgan Chase Putters/Drivers Trust (Series 3803), (New York State Dormitory Authority, Revenue (The Rockefeller University)) Non-recourse	5.00	7/1/18	8,000,000	[b,c]	9,112,560
JPMorgan Chase Putters/Drivers Trust (Series 4355-1), (New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue (New York City Municipal Water Finance Authority Projects)) Non-recourse	5.00	6/15/21	5,000,000	[b,c]	5,848,650
JPMorgan Chase Putters/Drivers Trust (Series 4355-2), (New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue (New York City Municipal Water Finance Authority Projects)) Non-recourse	5.00	6/15/21	5,000,000	[b,c]	5,826,250
JPMorgan Chase Putters/Drivers Trust (Series 4376), (New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)) Non-recourse	5.00	2/15/21	16,000,000	[b,c]	18,243,360
JPMorgan Chase Putters/Drivers Trust (Series 4378), (New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue) Non-recourse	5.00	6/15/21	9,435,000	[b,c]	10,826,928
Long Island Power Authority, Electric System General Revenue	1.05	11/1/18	5,000,000	[d]	5,001,350

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 98.2% (continued)
Long Island Power Authority, Electric System General Revenue	5.00	9/1/34	3,300,000		3,744,774
Long Island Power Authority, Electric System General Revenue	5.00	9/1/45	3,000,000		3,363,600
Long Island Power Authority, Electric System General Revenue (Prerefunded)	6.00	5/1/19	7,000,000	[a]	8,199,100
Metropolitan Transportation Authority, Dedicated Tax Fund Revenue	5.00	11/15/27	12,000,000		14,271,840
Metropolitan Transportation Authority, Dedicated Tax Fund Revenue	5.50	11/15/30	10,325,000		11,600,757
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/1/27	4,370,000		5,162,587
Metropolitan Transportation Authority, Transportation Revenue	5.25	11/15/28	6,680,000		7,786,208
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/35	10,000,000		11,524,500
Metropolitan Transportation Authority, Transportation Revenue	5.25	11/15/36	7,210,000		8,419,766
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/41	12,140,000		13,509,271
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/43	11,760,000		13,227,883
Metropolitan Transportation Authority, Transportation Revenue	5.25	11/15/44	5,000,000		5,813,950
Monroe County Industrial Development Corporation, Revenue (University of Rochester Project)	5.00	7/1/43	4,000,000		4,514,480
Monroe County Industrial Development Corporation, Revenue (University of Rochester Project)	5.00	7/1/43	4,000,000		4,514,480
New York City, GO	5.00	11/1/19	5,000		5,020
New York City, GO	5.00	4/1/20	5,000,000		5,791,200
New York City, GO	5.00	8/1/21	10,000,000		11,880,400
New York City, GO	5.00	8/1/23	11,020,000		13,030,268
New York City, GO	5.25	9/1/25	4,000,000		4,424,040
New York City, GO	5.00	8/1/27	8,825,000		10,224,910
New York City, GO	5.00	8/1/27	10,000,000		12,128,100
New York City, GO	5.00	3/1/29	6,645,000		7,822,428
New York City, GO	5.00	8/1/29	5,935,000		6,926,145
New York City, GO	5.00	8/1/30	3,000,000		3,514,890
New York City, GO	5.00	8/1/31	1,735,000		2,024,034

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
New York - 98.2% (continued)
New York City, GO	5.00	8/1/32	2,000,000	2,318,180
New York City, GO	5.00	8/1/32	3,820,000	4,458,322
New York City, GO	5.00	10/1/32	5,745,000	6,720,788
New York City, GO	5.00	8/1/34	10,885,000	12,618,436
New York City, GO (Insured; AMBAC)	5.75	8/1/16	40,000	40,191
New York City Educational Construction Fund, Revenue	6.50	4/1/26	4,220,000	5,223,558
New York City Industrial Development Agency, PILOT Revenue (Yankee Stadium Project) (Insured; FGIC)	5.00	3/1/31	10,810,000	11,059,170
New York City Industrial Development Agency, Senior Airport Facilities Revenue (Transportation Infrastructure Properties, LLC Obligated Group)	5.00	7/1/28	5,000,000	5,383,950
New York City Industrial Development Agency, Special Facility Revenue (American Airlines, Inc. John F. Kennedy International Airport Project)	8.00	8/1/28	5,850,000	6,152,035
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/26	7,250,000	8,504,830
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/31	5,000,000	5,813,400
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/34	20,000,000	23,079,400
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/39	5,000,000	5,786,150
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.25	6/15/40	10,000,000	11,245,200
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.50	6/15/40	11,025,000	12,516,793
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/44	20,000,000	22,679,800

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
New York - 98.2% (continued)
New York City Transitional Finance Authority, Building Aid Revenue	5.00	7/15/40	5,000,000	5,720,250
New York City Transitional Finance Authority, Building Aid Revenue	5.00	7/15/43	8,185,000	9,242,420
New York City Transitional Finance Authority, Building Aid Revenue (Insured; National Public Finance Guarantee Corp.)	5.00	7/15/22	19,000,000	19,879,510
New York City Transitional Finance Authority, Building Aid Revenue (Insured; National Public Finance Guarantee Corp.)	5.00	1/15/24	10,000,000	10,446,700
New York City Transitional Finance Authority, Building Aid Revenue (Insured; National Public Finance Guarantee Corp.)	5.00	7/15/27	10,000,000	10,438,700
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue	5.00	11/1/22	4,910,000	5,201,163
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue	5.00	11/1/26	5,000,000	6,019,600
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue	5.00	8/1/30	11,665,000	13,800,278
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue	5.00	2/1/33	5,210,000	6,035,472
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue	5.00	2/1/36	5,000,000	5,741,050
New York City Trust for Cultural Resources, Revenue (The Museum of Modern Art)	5.00	4/1/31	6,000,000	6,586,560
New York Convention Center Development Corporation, Revenue (Hotel Unit Fee Secured) (Credit Support Agreement; SONYMA)	5.00	11/15/40	3,250,000	3,718,227
New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through Bonds	6.50	6/1/35	325,000	325,046
New York Liberty Development Corporation, Liberty Revenue (4 World Trade Center Project)	5.00	11/15/44	10,000,000	11,141,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 98.2% (continued)
New York Liberty Development Corporation, Liberty Revenue (7 World Trade Center Project)	5.00	9/15/40	5,000,000		5,745,350
New York Liberty Development Corporation, Revenue (3 World Trade Center Project)	5.00	11/15/44	10,000,000	[b]	10,256,800
New York Liberty Development Corporation, Revenue (Goldman Sachs Headquarters Issue)	5.25	10/1/35	5,225,000		6,241,053
New York State Dormitory Authority, LR (Municipal Health Facilities Improvement Program) (New York City Issue)	5.00	1/15/25	10,000,000		10,848,000
New York State Dormitory Authority, Mortgage Hospital Revenue (Hospital for Special Surgery) (Collateralized; FHA)	6.25	8/15/34	3,975,000		4,667,127
New York State Dormitory Authority, Revenue (Barnard College) (Insured; National Public Finance Guarantee Corp.)	5.00	7/1/37	1,010,000		1,064,540
New York State Dormitory Authority, Revenue (Barnard College) (Insured; National Public Finance Guarantee Corp.) (Prerefunded)	5.00	7/1/17	2,000,000	[a]	2,135,900
New York State Dormitory Authority, Revenue (Columbia University)	5.00	7/1/20	2,000,000		2,055,280
New York State Dormitory Authority, Revenue (Columbia University)	5.00	7/1/21	10,000,000		10,275,700
New York State Dormitory Authority, Revenue (Columbia University)	5.00	7/1/23	10,255,000		10,536,705
New York State Dormitory Authority, Revenue (Cornell University)	5.00	7/1/37	6,035,000		6,874,287
New York State Dormitory Authority, Revenue (Fashion Institute of Technology Student Housing Corporation) (Insured; National Public Finance Guarantee Corp.)	5.25	7/1/16	3,755,000		3,768,593
New York State Dormitory Authority, Revenue (Fashion Institute of Technology Student Housing Corporation) (Insured; National Public Finance Guarantee Corp.)	5.25	7/1/20	4,490,000		5,037,376
New York State Dormitory Authority, Revenue (Icahn School of Medicine at Mount Sinai)	5.00	7/1/40	2,000,000		2,238,140
New York State Dormitory Authority, Revenue (Memorial Sloan-Kettering Cancer Center)	5.00	7/1/36	2,250,000		2,564,325
New York State Dormitory Authority, Revenue (Memorial Sloan-Kettering Cancer Center) (Insured; National Public Finance Guarantee Corp.)	5.75	7/1/20	3,000,000		3,574,050

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 98.2% (continued)
New York State Dormitory Authority, Revenue (Memorial Sloan-Kettering Cancer Center) (Insured; National Public Finance Guarantee Corp.) (Escrowed to Maturity)	0.00	7/1/28	18,335,000	[e]	13,775,085
New York State Dormitory Authority, Revenue (Mental Health Services Facilities Improvement)	6.75	2/15/23	5,700,000		6,573,126
New York State Dormitory Authority, Revenue (Mount Sinai Hospital Obligated Group)	5.00	7/1/26	8,395,000		9,528,829
New York State Dormitory Authority, Revenue (Mount Sinai School of Medicine of New York University) (Prerefunded)	5.50	7/1/19	9,000,000	[a]	10,414,440
New York State Dormitory Authority, Revenue (New York University Hospitals Center)	5.50	7/1/25	1,500,000		1,704,975
New York State Dormitory Authority, Revenue (New York University Hospitals Center)	5.63	7/1/26	3,500,000		4,020,170
New York State Dormitory Authority, Revenue (New York University)	5.00	7/1/45	7,000,000		7,961,660
New York State Dormitory Authority, Revenue (New York University) (Insured; National Public Finance Guarantee Corp.)	5.75	7/1/27	33,625,000		42,123,382
New York State Dormitory Authority, Revenue (North Shore - Long Island Jewish Obligated Group)	5.00	5/1/43	2,700,000		2,987,118
New York State Dormitory Authority, Revenue (North Shore - Long Island Jewish Obligated Group) (Prerefunded)	5.50	5/1/19	4,500,000	[a]	5,182,065
New York State Dormitory Authority, Revenue (North Shore - Long Island Jewish Obligated Group) (Prerefunded)	5.75	5/1/19	7,880,000	[a]	9,140,485
New York State Dormitory Authority, Revenue (Orange Regional Medical Center Obligated Group)	6.13	12/1/29	2,500,000		2,729,875
New York State Dormitory Authority, Revenue (Orange Regional Medical Center Obligated Group)	6.25	12/1/37	6,700,000		7,304,742
New York State Dormitory Authority, Revenue (Orange Regional Medical Center Obligated Group)	5.00	12/1/40	1,200,000	[b]	1,264,956
New York State Dormitory Authority, Revenue (Pratt Institute)	5.00	7/1/34	1,000,000		1,128,570
New York State Dormitory Authority, Revenue (Pratt Institute)	5.00	7/1/39	1,500,000		1,670,280
New York State Dormitory Authority, Revenue (Pratt Institute)	5.00	7/1/44	1,500,000		1,660,890
New York State Dormitory Authority, Revenue (Rochester Institute of Technology) (Prerefunded)	6.25	7/1/18	11,000,000	[a]	12,456,950

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 98.2% (continued)
New York State Dormitory Authority, Revenue (State University of New York Dormitory Facilities)	5.00	7/1/38	6,300,000		7,094,430
New York State Dormitory Authority, Revenue (The Bronx-Lebanon Hospital Center) (LOC; TD Bank)	6.50	8/15/30	5,000,000		5,688,950
New York State Dormitory Authority, Revenue (The New School)	5.25	7/1/30	5,000,000		5,675,800
New York State Dormitory Authority, Revenue (The New School)	5.00	7/1/40	5,590,000		6,316,309
New York State Dormitory Authority, Revenue (The Rockefeller University)	5.00	7/1/38	7,230,000		8,250,442
New York State Dormitory Authority, Revenue (The Rockefeller University)	5.00	7/1/40	16,000,000		17,897,600
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.25	2/15/22	9,965,000		11,230,555
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.00	3/15/31	8,620,000		10,129,190
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.25	8/15/36	2,625,000		3,112,777
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.00	2/15/39	3,840,000		4,412,122
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose) (Prerefunded)	5.25	2/15/19	5,000	[a]	5,681
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose) (Prerefunded)	5.25	2/15/19	25,000	[a]	28,404
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose) (Prerefunded)	5.25	2/15/19	5,000	[a]	5,679
New York State Dormitory Authority, State Sales Tax Revenue	5.00	3/15/23	5,000,000		6,098,900
New York State Dormitory Authority, State Sales Tax Revenue	5.00	3/15/44	7,000,000		7,973,840
New York State Dormitory Authority, Third General Resolution Revenue (State University Educational Facilities Issue)	5.00	5/15/29	3,000,000		3,514,020
New York State Energy Research and Development Authority, PCR (New York State Electric and Gas Corporation Project) (Insured; National Public Finance Guarantee Corp.)	0.67	4/1/34	2,000,000	[d]	1,910,000
New York State Energy Research and Development Authority, PCR (Niagara Mohawk Power Corporation Project) (Insured; AMBAC)	0.49	12/1/26	8,000,000	[d]	7,690,000

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 98.2% (continued)
New York State Energy Research and Development Authority, PCR (Rochester Gas and Electric Corporation Project) (Insured; National Public Finance Guarantee Corp.)	0.12	8/1/32	5,300,000	[d]	4,829,625
New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue (New York City Municipal Water Finance Authority Projects - Second Resolution Bonds)	5.00	6/15/21	10,000,000		11,025,600
New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue (New York City Municipal Water Finance Authority Projects - Second Resolution Bonds)	5.00	6/15/24	4,000,000		4,754,760
New York State Environmental Facilities Corporation, State Revolving Funds Revenue (Master Financing Program)	5.00	8/15/37	4,025,000		4,527,481
New York State Environmental Facilities Corporation, State Revolving Funds Revenue (Master Financing Program) (Green Bonds)	5.00	11/15/31	6,000,000		7,129,620
New York State Housing Finance Agency, Housing Revenue (Capitol Green Apartments) (Collateralized; FNMA)	4.38	11/15/17	645,000		653,520
New York State Housing Finance Agency, State Personal Income Tax Revenue (Economic Development and Housing)	5.00	9/15/18	1,000,000		1,013,820
New York State Mortgage Agency, Mortgage Revenue	5.00	4/1/28	990,000		1,045,668
New York State Thruway Authority, General Revenue	5.00	1/1/42	3,500,000		3,916,605
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds	5.00	4/1/21	10,000,000		10,771,400
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds	5.00	4/1/26	17,500,000		19,792,325
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds	5.00	4/1/27	15,035,000		16,062,342
New York State Urban Development Corporation, Service Contract Revenue (Insured; Assured Guaranty Municipal Corp.)	5.25	1/1/20	10,000,000		10,899,100
New York State Urban Development Corporation, State Facilities Revenue (Insured; National Public Finance Guarantee Corp.)	5.70	4/1/20	10,000,000		11,005,800
Port Authority of New York and New Jersey, (Consolidated Bonds, 163rd Series)	5.00	7/15/35	10,000,000		11,389,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 98.2% (continued)
Port Authority of New York and New Jersey, (Consolidated Bonds, 178th Series)	5.00	12/1/24	4,465,000		5,280,086
Port Authority of New York and New Jersey, (Consolidated Bonds, 183rd Series)	5.00	12/15/26	5,000,000		6,042,800
Port Authority of New York and New Jersey, (Consolidated Bonds, 185th Series)	5.00	9/1/32	4,100,000		4,645,915
Port Authority of New York and New Jersey, (Consolidated Bonds, 93rd Series)	6.13	6/1/94	15,000,000		18,457,050
Port Authority of New York and New Jersey, Special Project Bonds (JFK International Air Terminal LLC Project)	6.00	12/1/36	5,000,000		5,846,350
Sales Tax Asset Receivable Corporation, Sales Tax Asset Revenue	5.00	10/15/31	5,000,000		5,958,550
Suffolk County Economic Development Corporation, Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.00	7/1/22	2,025,000		2,324,943
Suffolk County Economic Development Corporation, Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.00	7/1/31	2,370,000		2,637,194
Suffolk Tobacco Asset Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	6.00	6/1/48	13,000,000		11,975,990
Triborough Bridge and Tunnel Authority, General Purpose Revenue (Prerefunded)	5.50	1/1/22	10,540,000	[a]	13,000,668
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels)	5.00	11/15/24	5,000,000		6,023,900
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels)	5.00	1/1/28	8,000,000		9,308,880
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels)	5.00	11/15/28	5,000,000		5,539,650
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels)	5.00	11/15/30	3,285,000		3,908,099
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels)	5.00	11/15/33	3,000,000		3,267,840
TSASC Inc. of New York, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/26	12,500,000		12,643,750
TSASC Inc. of New York, Tobacco Settlement Asset-Backed Bonds	5.13	6/1/42	24,670,000		22,578,971

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
New York - 98.2% (continued)
Utility Debt Securitization Authority of New York, Restructuring Bonds	5.00	12/15/35	17,000,000	20,221,160
Utility Debt Securitization Authority of New York, Restructuring Bonds	5.00	12/15/41	5,000,000	5,744,400
Westchester Tobacco Asset Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	4.50	6/1/21	280,000	280,059
				1,148,352,284
U.S. Related - 1.2%
A.B. Won International Airport Authority of Guam, General Revenue	6.38	10/1/43	3,000,000	3,513,570
Guam, Business Privilege Tax Revenue	5.00	11/15/35	6,200,000	6,893,470
Guam, Hotel Occupancy Tax Revenue	6.00	11/1/26	3,325,000	3,939,161
				14,346,201
Total Investments (cost $1,080,687,950)			99.4%	1,162,698,485
Cash and Receivables (Net)			0.6%	7,479,115
Net Assets			100.0%	1,170,177,600

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, these securities were valued at $61,379,504, or 5.2% of net assets.
c Collateral for floating rate borrowings.
d Variable rate security--interest rate subject to periodic change.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Transportation Services	17.6
Education	17.3
Special Tax	17.3
Utility-Water and Sewer	10.9
Health Care	6.7
Utility-Electric	4.5
Prerefunded	4.4
City	3.4
Industrial	2.3
Asset-Backed	2.0
State/Territory	2.0
Resource Recovery	1.7
Pollution Control	1.4
Lease	.9
Housing	.5
Other	6.5
99.4

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2015 (Unaudited)

	Cost	Value
	Assets ($):
Investments in securities—See Statement of Investments	1,080,687,950	1,162,698,485
	Cash	27,515,870
	Interest receivable	16,221,225
	Receivable for shares of Common Stock subscribed	32,600
	Prepaid expenses	17,135
		1,206,485,315
	Liabilities ($):
	Due to The Dreyfus Corporation and affiliates—Note 3(b)	718,260
	Payable for floating rate notes issued—Note 4	21,715,000
	Payable for investment securities purchased	12,241,759
	Payable for shares of Common Stock redeemed	1,494,757
	Interest and expense payable related to floating rate notes issued—Note 4	60,865
	Accrued expenses	77,074
		36,307,715
	Net Assets ($)	1,170,177,600
	Composition of Net Assets ($):
	Paid-in capital	1,106,498,809
	Accumulated undistributed investment income—net	35,209
	Accumulated net realized gain (loss) on investments	(18,366,953)
	Accumulated net unrealized appreciation (depreciation) on investments	82,010,535
	Net Assets ($)	1,170,177,600
	Shares Outstanding
	(300 million shares of $.001 par value Common Stock authorized)	78,404,976
	Net Asset Value Per Share ($)	14.92

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2015 (Unaudited)

Investment Income ($):
Interest Income	23,390,766
Expenses:
Management fee—Note 3(a)	3,509,510
Shareholder servicing costs—Note 3(b)	456,306
Interest and expense related to floating rate notes issued—Note 4	98,114
Professional fees	47,368
Custodian fees—Note 3(b)	40,992
Directors’ fees and expenses—Note 3(c)	39,281
Registration fees	14,070
Prospectus and shareholders’ reports	13,773
Loan commitment fees—Note 2	7,863
Miscellaneous	28,087
Total Expenses	4,255,364
Less—reduction in fees due to earnings credits—Note 3(b)	(293)
Net Expenses	4,255,071
Investment Income—Net	19,135,695
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	5,561,036
Net unrealized appreciation (depreciation) on investments	4,876,916
Net Realized and Unrealized Gain (Loss) on Investments	10,437,952
Net Increase in Net Assets Resulting from Operations	29,573,647

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
Operations ($):
Investment income—net	19,135,695	40,380,168
Net realized gain (loss) on investments	5,561,036	(1,624,510)
Net unrealized appreciation (depreciation) on investments	4,876,916	(4,639,492)
Net Increase (Decrease) in Net Assets Resulting from Operations	29,573,647	34,116,166
Dividends to Shareholders from ($):
Investment income—net	(19,318,671)	(40,224,674)
Capital Stock Transactions ($):
Net proceeds from shares sold	23,414,055	57,901,117
Dividends reinvested	15,227,914	31,261,455
Cost of shares redeemed	(58,923,867)	(102,066,985)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(20,281,898)	(12,904,413)
Total Increase (Decrease) in Net Assets	(10,026,922)	(19,012,921)
Net Assets ($):
Beginning of Period	1,180,204,522	1,199,217,443
End of Period	1,170,177,600	1,180,204,522
Undistributed investment income—net	35,209	218,185
Capital Share Transactions (Shares):
Shares sold	1,582,792	3,877,049
Shares issued for dividends reinvested	1,027,156	2,094,497
Shares redeemed	(3,983,048)	(6,842,189)
Net Increase (Decrease) in Shares Outstanding	(1,373,100)	(870,643)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2015		Year Ended May 31,
(Unaudited)		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	14.79	14.87	15.30	15.47	14.57	14.84
Investment Operations:
Investment income—net[a]	.24	.51	.55	.54	.56	.58
Net realized and unrealized gain (loss) on investments	.13	(.09)	(.43)	(.16)	.90	(.27)
Total from Investment Operations	.37	.42	.12	.38	1.46	.31
Distributions:
Dividends from investment income—net	(.24)	(.50)	(.55)	(.54)	(.56)	(.58)
Dividends from net realized gain on investments	—	—	—	(.01)	—	—
Total Distributions	(.24)	(.50)	(.55)	(.55)	(.56)	(.58)
Net asset value, end of period	14.92	14.79	14.87	15.30	15.47	14.57
Total Return (%)	2.55[b]	2.87	.94	2.44	10.22	2.15
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73[c]	.72	.73	.72	.74	.74
Ratio of net expenses to average net assets	.73[c]	.72	.73	.72	.74	.74
Ratio of interest and expense related to floating rate notes issued to average net assets	.02[c]	.02	.02	.01	.01	.01
Ratio of net investment income to average net assets	3.26[c]	3.39	3.80	3.46	3.75	3.94
Portfolio Turnover Rate	8.27[b]	20.02	10.89	4.70	11.99	8.75
Net Assets, end of period ($ x 1,000)	1,170,178	1,180,205	1,199,217	1,368,096	1,422,395	1,345,101

aBased on average shares outstanding.
bNot annualized.
cAnnualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New York Tax Exempt Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	1,162,698,485	-	1,162,698,485
Liabilities ($)
Floating Rate Notes††	-	(21,715,000)	-	(21,715,000)

†See Statement of Investments for additional detailed categorizations.
†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At November 30, 2015, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $23,327,203 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to May 31, 2015. The fund has $2,056,659 of short-term capital losses and $21,270,544 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2015 was as follows: tax-exempt income $40,224,674. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $480 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

including the financing of redemptions. Prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund's average daily net assets and is payable monthly. The Agreement provides that if in any fiscal year the aggregate expenses of the fund (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to Dreyfus or Dreyfus will bear, such excess expense. During the period ended November 30, 2015, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2015, the fund was charged $280,866 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2015, the fund was charged $117,862 for transfer agency services and $6,242 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $293.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2015, the fund was charged $40,992 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended November 30, 2015, the fund was charged $5,024 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended November 30, 2015, the fund was charged $5,249 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $573,455, Shareholder Services Plan fees $48,000, custodian fees $48,996, Chief Compliance Officer fees $1,765 and transfer agency fees $46,044.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2015, amounted to $95,378,626 and $126,465,790, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Trust”). The Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Trust, after payment of interest on the other securities and various expenses of the Trust. An inverse floater security may be collapsed without the consent

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended November 30, 2015 was approximately $25,048,300, with a related weighted average annualized interest rate of .78%.

At November 30, 2015, accumulated net unrealized appreciation on investments was $82,010,535, consisting of $83,482,680 gross unrealized appreciation and $1,472,145 gross unrealized depreciation.

At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 2-3, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median for all periods and below the Performance Universe median for all periods except for the one- year and ten-year periods when it was above the median. The Dreyfus representatives noted the fund performance proximity to the Performance Group and/or Performance Universe medians during certain periods when performance was below median. The Board also noted that the fund’s yield performance was below the Performance Group median for nine of the ten one-year periods ended September 30th and above the Performance Universe median for six of the ten one-year periods ended September 30th. The Dreyfus representatives also noted the fund yield proximity to the Performance Group and/or Performance Universe medians during certain periods when performance was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average and noted that the fund’s performance was above the Lipper category average for six of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was concerned about the fund’s performance, but expressed confidence in the portfolio management team and agreed to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

NOTES

For More Information

Dreyfus New York Tax Exempt Bond Fund, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	DRNYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0980SA1115

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and         Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York Tax-Exempt Bond Fund, Inc.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By        /s/Bradley J. Skapyak

             Bradley J. Skapyak

            President

Date:    January 20, 2016

By:       /s/James Windels

            James Windels

            Treasurer

Date:    January 20, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)